Contingent Liabilities and Commitments (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)
Contingent Liabilities and Commitments [Line Items]
Commission income expense	€ 25
Annual royalties	€ 10
Patent agreement, description	(i) €50 thousand upon initiation of Phase I studies; (ii) €100 thousand upon initiation of Phase II studies; (iii) €200 thousand upon initiation of Phase III studies; and (iv) €500 thousand upon marketing approval by any regulatory authority.
Royalties in a total amount			€ 850
Royalty payments, percentage	10.00%
Accrual | $		$ 0		$ 0
Minimum [Member]
Contingent Liabilities and Commitments [Line Items]
Percentage of net sales	2.00%
Maximum [Member]
Contingent Liabilities and Commitments [Line Items]
Percentage of net sales	(3.00%)